                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Andrew Sandler
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-4508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8135

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          8

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:     $488,553
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-                      David Lee
         2.        28-4506                  Michael Marocco
         3.        28-1951                  Harvey Sandler
         4.        28-                      Douglas Schimmel
         5.        28-                      Hannah Stone
         6.        28-                      Ed Grinacoff
         7.        28-2461                  John Kornreich
         8.        28-                      Sandler Capital
                                              Management

         [Repeat as necessary.]
















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

                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


360 Networks Inc    SUB VTG SHS    88575T205   27064     2122714   SH         SHARED       1-8             2122714
ACKERLEY GROUP
  INC COM           COMMON STOCK   004527107    1970     218944    SH         SHARED       1-8              218944
ADELPHIA
  COMMUNICATIONS
  CORP              COMMON STOCK   006848105    7095     137443    SH         SHARED       1-8              137443
AMAZON COM          OPTIONS -
  INC COM           PUTS           023135SPF    1556     100000    SH   PUT   SHARED       1-8              100000
AMC ENTMT INC COM   COMMON STOCK   001669100    5878     1469437   SH         SHARED       1-8             1469437
AMR CORP COM        COMMON STOCK   001765106    1959     50000     SH         SHARED       1-8               50000
ARCH WIRELESS INC   COMMON STOCK   039392105     167     266709    SH         SHARED       1-8              266709
ARCH WIRELESS
  INC WRNTS
  9/1/20            WARRANTS       039392113     131     8391896   SH         SHARED       1-8             8391896
AT&T CORP -
  LIBERTY
  MEDIA -B          COMMON STOCK   001957307   31556     1682960   SH         SHARED       1-8             1682960
AT&T CORP COM       COMMON STOCK   001957109    6954     403144    SH         SHARED       1-8              403144
AT&T CORP
  LIBERTY MEDIA
  GROUP             COMMON STOCK   001957208   11290     832503    SH         SHARED       1-8              832503
AT&T WIRELESS
  GROUP
  TRACKING S        COMMON STOCK   001957406    1732     100000    SH         SHARED       1-8              100000
BELO CORPORATION
  COM STK           COMMON STOCK   080555105    1320     82500     SH         SHARED       1-8               82500
CABLEVISION
  SYSTEMS
  CORP COM          COMMON STOCK   12686C109   41466     488200    SH         SHARED       1-8              488200
CHARTER COM
  INC. CLASS A
  COM S             COMMON STOCK   16117M107    1622     71500     SH         SHARED       1-8               71500
CLEAR CHANNEL
  COMMUNICATIONS I  COMMON STOCK   184502102    3447     71138     SH         SHARED       1-8               71138
CMS ENERGY
  CORP COM          COMMON STOCK   125896100     792     25000     SH         SHARED       1-8               25000




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

COMCAST CORP
  CL A SPECIAL      COMMON STOCK   200300200    9678     231840    SH         SHARED       1-8              231840
CONCURRENT
  COMPUTER CORP
  NEW               COMMON STOCK   206710204    2419     450000    SH         SHARED       1-8              450000
Convergent
  Communications
  Inc               COMMON STOCK   211914403    1612     2714668   SH         SHARED       1-8             2714668
COX COMMUNICATIONS
  INC               COMMON STOCK   224044107    6575     141200    SH         SHARED       1-8              141200
COX RADIO
  INC CL A COM      COMMON STOCK   224051102    1564     53400     SH         SHARED       1-8               53400
CROWN MEDIA
 HOLDINGS           COMMON STOCK   228411104    2539     125000    SH         SHARED       1-8              125000
DIAMONDS TRUST      DEPOSITORY
  SERIES I          RECEI          252787106    5339     50000     SH         SHARED       1-8               50000
DOW JONES &
  CO INC COM        COMMON STOCK   260561105    1200     21200     SH         SHARED       1-8               21200
ENTRAVISION COMM    COMMON STOCK   29382R107    5972     325000    SH         SHARED       1-8              325000
FIRST DATA
  CORP COM          COMMON STOCK   319963104    9645     183058    SH         SHARED       1-8              183058
Floware Wireless
  Systems Ltd       COMMON STOCK   M45919103    5922     501300    SH         SHARED       1-8              501300
FOX ENTERTAINMENT
  GROUP INC CL      COMMON STOCK   35138T107    2797     156500    SH         SHARED       1-8              156500
GENERAL MOTORS
  CLASS H COM       COMMON STOCK   370442832    2519     109500    SH         SHARED       1-8              109500
GENERAL MTRS
  CORP COM          COMMON STOCK   370442105    1528     30000     SH         SHARED       1-8               30000
GIGA information
  Group Inc         COMMON STOCK   37517M109    2785     571429    SH         SHARED       1-8              571429
GOAMERICA INC
  COM STK           COMMON STOCK   38020R106     269     50000     SH         SHARED       1-8               50000
HANDSPRING INC
  COM STK           COMMON STOCK   410293104    1558     40000     SH         SHARED       1-8               40000
HANDSPRING INC      OPTIONS -
 COM STK            PUTS           4102930ML    3894     100000    SH   PUT   SHARED       1-8              100000
HELLENIC TELECOM
  ORG SPONS ADR     ADRS STOCKS    423325307      91     12500     SH         SHARED       1-8               12500
HOMESTORE.COM
  INC COM STK       COMMON STOCK   437852106     704     35000     SH         SHARED       1-8               35000
Insight
  Communications
  Co Inc            COMMON STOCK   45768V108   15332     652413    SH   CALL  SHARED       1-8              652413
INTL BUSINESS
  MACHS CORP        OPTIONS -
  COM               CALLS          4592000AD    4250     50000     SH   CALL  SHARED       1-8               50000
JDS UNIPHASE
  CORP COM STK      COMMON STOCK   46612J101    1001     24000     SH         SHARED       1-8               24000




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

JOHNSON &
  JOHNSON COM       COMMON STOCK   478160104    6304     60000     SH         SHARED       1-8               60000
Loislaw.com         COMMON STOCK   541431102    9509     2237520   SH         SHARED       1-8             2237520
LSI LOGIC
  CORP COM          COMMON STOCK   502161102    3168     185350    SH         SHARED       1-8              185350
LSI LOGIC CORP      OPTIONS -
  COM               PUTS           5021610PD    1709     100000    SH   PUT   SHARED       1-8              100000
M LYNCH REG BANK    DEPOSITORY
                    RECEI          75902E100    9000     75000     SH         SHARED       1-8               75000
MAINSPRING
  INC COM           COMMON STOCK   56062U100     833     266666    SH         SHARED       1-8              266666
MCCLATCHY CO
  CL A COM          COMMON STOCK   579489105    6180     145000    SH         SHARED       1-8              145000
MCGRAW HILL
  COMPANIE S
  INC USD           COMMON STOCK   580645109   23655     403500    SH         SHARED       1-8              403500
Medicalogic
  Medscape Inc      COMMON STOCK   584642102     734     317465    SH   PUT   SHARED       1-8              317465
Mediconsult
  Com Inc           COMMON STOCK   58469J100     190     2023122   SH   PUT   SHARED       1-8             2023122
METRICOM INC COM    OPTIONS -
                    PUTS           5915960PD    1006     100000    SH   PUT   SHARED       1-8              100000
MICROTUNE INC COM   COMMON STOCK   59514P109     663     40000     SH         SHARED       1-8               40000
MIDCAP SPDR
  TRUST UNIT        DEPOSITORY
  SER 1             RECEI          595635103   56625     600000    SH         SHARED       1-8              600000
MIDWAY GAMES
  INC COM           COMMON STOCK   598148104     510     71863     SH         SHARED       1-8               71863
Millbrook
  Press Inc         COMMON STOCK   600179105    1887     943653    SH         SHARED       1-8              943653
MILLICOM INTL
  CELLULAR
  S A COM           COMMON STOCK   L6388F102   14125     614100    SH         SHARED       1-8              614100
NASDAQ-100          DEPOSITORY
  SHARES COM        RECEI          631100104    2919     50000     SH         SHARED       1-8               50000
NETWORK ENGINES     COMMON STOCK   64121A107    3804     908500    SH         SHARED       1-8              908500
NEW YORK TIMES
  CO CL A           COMMON STOCK   650111107    7532     188000    SH         SHARED       1-8              188000
NEWS CORP LTD
  SPONS ADR
  REPSTG            ADRS STOCKS    652487802    2260     77750     SH         SHARED       1-8               77750
NEXTEL
  COMMUNICATIONS
  INC               COMMON STOCK   65332V103    2725     110100    SH         SHARED       1-8              110100
NOVELLUS SYSTEMS
  INC COM           COMMON STOCK   670008101    8176     227500    SH         SHARED       1-8              227500
PANAMSAT CORP
  COM               COMMON STOCK   697933109    2335     67300     SH         SHARED       1-8               67300





                                6




PAXSON
  COMMUNICATIONS
  CORP              COMMON STOCK   704231109    6452     540500    SH         SHARED       1-8              540500
PORTAL SOFTWARE
  COMM              COMMON STOCK   736126103     784     100000    SH         SHARED       1-8              100000
POTASH CORP OF
  SASKA TCHEWAN I   COMMON STOCK   73755L107    3276     41829     SH         SHARED       1-8               41829
Radio Unica
  Communications
  Corp              COMMON STOCK   75040Q106      56     15000     SH         SHARED       1-8               15000
Register.com Inc    COMMON STOCK   759146101    9188     1312500   SH         SHARED       1-8             1312500
RESEARCH IN
  MOTION LTD        COMMON STOCK   760975102     840     10500     SH         SHARED       1-8               10500
SAGA
  COMMUNICATIONS
  INC               COMMON STOCK   786598102      93     6250      SH         SHARED       1-8                6250
SALEM
  COMMUNICATIONS
  CL-A              COMMON STOCK   794093104    4003     267900    SH         SHARED       1-8              267900
SBC COMMUNICATIONS
  INC COM           COMMON STOCK   78387G103    9648     202050    SH         SHARED       1-8              202050
SCIENTIFIC-
  TLANTA            COMMON STOCK   808655104    2491     76500     SH         SHARED       1-8               76500
SIRIUS SATELLITE
  RADIO INC         COMMON STOCK   82966U103    1258     42000     SH         SHARED       1-8               42000
SONUS NETWORKS
  COM STK           COMMON STOCK   835916107    1692     67000     SH         SHARED       1-8               67000
SUN MICROSYSTEMS    OPTIONS -
  INC USD.0006      PUTS           8668105MU    1394     50000     SH   PUT   SHARED       1-8               50000
TELEWEST
  COMMUNICATIONS
  PLC               ADRS STOCKS    87956P105    1737     110294    SH         SHARED       1-8              110294
TEXAS INSTRUMENTS
  IN C USD1 CO      COMMON STOCK   882508104    2606     55000     SH         SHARED       1-8               55000
UNITED PARCEL
  SERVICE CL-B      COMMON STOCK   911312106    3525     60000     SH         SHARED       1-8               60000
VERISIGN INC COM    COMMON STOCK   92343E102     371     5000      SH         SHARED       1-8                5000
VODAFONE GROUP
  PLC ADR           ADRS STOCKS    92857W100   36890     1030110   SH         SHARED       1-8             1030110
WMS INDS INC COM    COMMON STOCK   929297109    1208     60000     SH         SHARED       1-8               60000
                                             $488553











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